Other Current Assets - Schedule of Other Current Assets (Details) - Successor [Member] - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Other receivable	$ 120,451	$ 41,878
Prepaid expenses	13,868
Other current assets	$ 134,319	$ 41,878